Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Current assets	$ 600,563	$ 414,020
Property and equipment, net	1,197,300	920,797
Goodwill	622,773	446,895	345,359
Deferred financing costs, net	14,771	7,806	10,421
Other assets	140,830	81,214
TOTAL ASSETS	2,599,120	1,892,936	1,664,410
Liabilities and equity:
Current liabilities	289,503	281,635
Long-term debt and capital leases, less current portion	773,975	427,121
Deferred tax liabilities	261,072	144,309
Other long-term liabilities	59,939	58,068
Equity	1,214,631	981,803	743,140	860,732
TOTAL LIABILITIES AND EQUITY	2,599,120	1,892,936
Intercompany
Assets:
Intercompany notes and accounts receivable and investment in subsidiaries	0	0
Liabilities and equity:
Intercompany notes and accounts payable	0	0
Parent Company
Assets:
Current assets	67,027	20,287
Property and equipment, net	0	0
Goodwill	0	0
Deferred financing costs, net	14,771	7,806
Other assets	104	5,234
TOTAL ASSETS	2,978,586	2,143,512
Liabilities and equity:
Current liabilities	77,077	77,144
Long-term debt and capital leases, less current portion	773,573	425,000
Deferred tax liabilities	191,206	70,511
Other long-term liabilities	2,066	1,253
Equity	1,214,631	981,803
TOTAL LIABILITIES AND EQUITY	2,978,586	2,143,512
Parent Company | Intercompany
Assets:
Intercompany notes and accounts receivable and investment in subsidiaries	2,896,684	2,110,185
Liabilities and equity:
Intercompany notes and accounts payable	720,033	587,801
Guarantor Subsidiaries
Assets:
Current assets	431,829	287,244
Property and equipment, net	1,126,013	861,041
Goodwill	595,049	418,047
Deferred financing costs, net	0	0
Other assets	99,098	56,954
TOTAL ASSETS	3,148,075	2,380,943
Liabilities and equity:
Current liabilities	146,113	142,962
Long-term debt and capital leases, less current portion	402	2,116
Deferred tax liabilities	69,822	73,790
Other long-term liabilities	57,873	56,815
Equity	564,132	367,046
TOTAL LIABILITIES AND EQUITY	3,148,075	2,380,943
Guarantor Subsidiaries | Intercompany
Assets:
Intercompany notes and accounts receivable and investment in subsidiaries	896,086	757,657
Liabilities and equity:
Intercompany notes and accounts payable	2,309,733	1,738,214
Non-Guarantor Subsidiaries
Assets:
Current assets	101,707	106,489
Property and equipment, net	71,287	59,756
Goodwill	27,724	28,848
Deferred financing costs, net	0	0
Other assets	41,628	19,026
TOTAL ASSETS	264,282	230,097
Liabilities and equity:
Current liabilities	66,313	61,529
Long-term debt and capital leases, less current portion	0	5
Deferred tax liabilities	44	8
Other long-term liabilities	0	0
Equity	136,102	48,145
TOTAL LIABILITIES AND EQUITY	264,282	230,097
Non-Guarantor Subsidiaries | Intercompany
Assets:
Intercompany notes and accounts receivable and investment in subsidiaries	(947)	(6,226)
Liabilities and equity:
Intercompany notes and accounts payable	61,823	120,410
Consolidation, Eliminations
Assets:
Current assets	0	0
Property and equipment, net	0	0
Goodwill	0	0
Deferred financing costs, net	0	0
Other assets	0	0
TOTAL ASSETS	(3,791,823)	(2,861,616)
Liabilities and equity:
Current liabilities	0	0
Long-term debt and capital leases, less current portion	0	0
Deferred tax liabilities	0	0
Other long-term liabilities	0	0
Equity	(700,234)	(415,191)
TOTAL LIABILITIES AND EQUITY	(3,791,823)	(2,861,616)
Consolidation, Eliminations | Intercompany
Assets:
Intercompany notes and accounts receivable and investment in subsidiaries	(3,791,823)	(2,861,616)
Liabilities and equity:
Intercompany notes and accounts payable	$ (3,091,589)	$ (2,446,425)